Schedule of Broker Options (Details)	6 Months Ended		9 Months Ended						12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares $ / shares shares	Sep. 30, 2021 $ / shares $ / shares shares		Sep. 30, 2021 $ / shares shares		Sep. 30, 2020 $ / shares shares		Dec. 31, 2020 $ / shares $ / shares shares		Jun. 30, 2020 $ / shares shares	Jun. 30, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants, ending balance | shares	8,015,159	8,015,159	9,053,136		9,053,136		7,780,159		8,015,159		7,580,159	287,100
Weighted Average exercise price ending balance			$ 0.58		$ 0.58		$ 0.62
Issued - August 2020 Compensation Options | shares	435,000	435,000	1,037,977	[1]	1,037,977	[1]	6,157,659	[2],[3]			7,532,659
Weighted Average exercise price Issued - August 2020 Compensation Options					$ 0.34	[1]	$ 0.55	[2],[3]
Number of stock options, Beginning balance | shares	7,580,159	7,580,159	8,015,159		8,015,159		1,692,500		1,692,500		287,100
Weighted Average exercise price beginning balance					$ 0.62		$ 1.27		$ 1.27
Number of stock options, Ending balance | shares	8,015,159	8,015,159	9,053,136		9,053,136		7,780,159		8,015,159		7,580,159	287,100
Weighted Average exercise price ending balance		$ 0.62			$ 0.58		$ 0.62		$ 0.62
Broker Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants, ending balance | shares	3,239,907	3,239,907	3,590,907		3,590,907				3,239,907
Weighted Average exercise price ending balance			$ 0.35		$ 0.35
Issued - August 2020 Compensation Options | shares	3,239,907	3,239,907	351,000		351,000				3,239,907	[4]
Weighted Average exercise price Issued - August 2020 Compensation Options					$ 0.40				$ 0.35	[4]
Number of stock options, Beginning balance | shares			3,239,907		3,239,907
Weighted Average exercise price beginning balance					$ 0.35
Number of stock options, Ending balance | shares	3,239,907	3,239,907	3,590,907		3,590,907				3,239,907
Weighted Average exercise price ending balance		$ 0.35			$ 0.35				$ 0.35
CAD [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average exercise price ending balance	$ 0.62	$ 0.62							$ 0.62		$ 0.62	$ 7.50
Weighted Average exercise price Issued - August 2020 Compensation Options	0.55											0.56
Weighted Average exercise price beginning balance	0.62		$ 0.62								7.50
Weighted Average exercise price ending balance	0.62										0.62	$ 7.50
CAD [Member] | Broker Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average exercise price ending balance	0.35	$ 0.35							$ 0.35
Weighted Average exercise price Issued - August 2020 Compensation Options	0.35
Weighted Average exercise price beginning balance			$ 0.35
Weighted Average exercise price ending balance	$ 0.35

[1]	On February 19, 2021, 1,037,977 stock options were issued to an officer of the Company, of which 273,271 stock options vest immediately and the balance of 764,706 stock options shall vest on December 31, 2021. These options have a 5-year life and are exercisable at C$0.335 per common share. The grant date fair value of the options was estimated at $204,213. The vesting of these options resulted in stock-based compensation of $43,941 and $160,750, for the three and nine months ended September 30, 2021, respectively (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[2]	On April 20, 2020, 5,957,659 stock options were issued to certain directors of the Company. Each stock option entitles the holder to acquire one common share of the Company at an exercise price of C$0.55. The stock options vest in one-fourth increments upon each anniversary of the grant date and expire in 5 years. The grant date fair value of the stock options was estimated at $1,536,764. The vesting of these options results in stock-based compensation of $104,890 and $427,034, for the three and nine months ended September 30, 2021 respectively (three and nine months ended September 30, 2020 - $201,728 and $357,409, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[3]	On October 24, 2019, 1,575,000 stock options were issued to directors and officers of the Company. These options have a 5-year life and are exercisable at C$0.60 per share. The grant date fair value of the stock options was estimated at $435,069. The vesting of these options resulted in stock-based compensation of $10,430 and $48,189, for the three and nine months ended September 30, 2021 respectively (three and nine months ended September 30, 2020 - $45,173 and $186,614, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[4]	The grant date fair values of the August 2020 Compensation Options and February 2021 Compensation Options were estimated at $521,993 and $68,078, respectively, using the Black-Scholes valuation model with the following underlying assumptions: